Intangible Assets (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Amortization of Intangible Assets	$ 30,100	$ 43,200
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 8,600